Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of our company.

Pay Versus Performance

Year	Summary Compensation Table Totals for PEO (1) (3)	Summary Compensation Table Totals for Former PEO (2) (3)	Compensation Actual Paid to PEO (1) (4)	Compensation Actual Paid to Former PEO (2) (4)	Average Summary Compensation Table Total for Non-PEO NEOs (5) (6)	Average Compensation Actual Paid to Non-PEO NEOs (4) (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (7)	Net Income (in thousands) (8)
2025	$826,168	$0	$655,878	$0	$736,244	$391,429	$178.56	$23,686
2024	$688,930	$0	$477,788	$0	$506,638	$335,898	$89.39	$5,594
2023	658,320	$653,384	$305,320	$653,384	$417,947	$263,509	$70.20	$(5,501)

Notes:

(1)	On July 13, 2022, Dr. Thomas McClelland was named Interim President and Chief Executive Officer of the Company. On January 17, 2023, Dr. McClelland was named as the Company’s President and Chief Executive Officer.

(2)	On July 8, 2022, Dr. Stanton Sloane resigned as President and Chief Executive Officer and as a member of the Board of Directors of the Company. Dr. Sloane served as President and Chief Executive Officer during a portion of fiscal year 2023.

(3)	The values reflected in these columns reflect the “Total Compensation” paid to the Company’s Principal Executive Officer and former Principal Executive Officer, as set forth in the Summary Compensation Table included in this and prior proxy statements.

(4)	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to the Company’s Principal Executive Officer, former Principal Executive Officer and Non-PEO Named Executive Officers, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for the Company’s Principal Executive Officer, former Principal Executive Officer and Non-PEO Named Executive Officers:

	SCT Total for Covered Year	Stock Awards Deducted	Total Equity Awards [Adjustments] (a)	Total CAP
	A	B	C	A- (B) + C
PEO
2025 (McClelland)	$826,168	$475,500	$1,844,550	$2,195,218
2024 (McClelland)	$688,930	$345,500	$959,685	$1,303,115
2023 (Sloane)	$653,384	$0	$0	$653,384

Average Non-PEO NEOs
2025	$736,244	$221,869	$711,778	$1,226,153
2024	$506,638	$103,650	$352,213	$755,201
2023	$417,947	$154,438	$140,148	$403,657
(a)	The amounts deducted or added in calculating the “Total Equity Awards Adjustment” are as follows:

Covered Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year over Year
Change in Fair
Value as of
Covered Year End
(as Compared to
Prior Year End) of
Outstanding and
Unvested Equity
Awards Granted
in Prior Years and
Outstanding and
Unvested as of
Covered Year End
		($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Total Equity Award Adjustments ($)
PEO
2025 (McClelland)	$930,000	$454,950	$459,600	$1,844,550
2024 (McClelland)	$480,000	$237,390	$242,295	$959,685
2023 (McClelland)	$326,750	$(2,363)	$(1,181)	$323,206
2023 (Sloane)	$0	$0	$0	$0
Average Non-PEO NEOs
2025	$406,875	$126,211	$178,692	$711,778
2024	$144,000	$117,985	$90,228	$352,213
2023	$142,953	$(1,920)	$(886)	$140,148

(5)	During fiscal year 2025, 2024 and 2023, the non-PEO Named Executive Officers were Oleandro Mancini and Steven Bernstein.

(6)	The dollar amounts reported in this column represent the average of the amounts reported for our Named Executive Officers, other than our PEO, in the “Total” column of the Summary Compensation Table in each applicable year. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to our non PEO Named Executive Officers during the applicable year.

(7)	Cumulative Total Share Return (“TSR”) represents the measurement period value of an investment of $100 in our stock on April 29, 2022 (the last day of trading before our 2023 fiscal year), the value again on April 28, 2023 (the last day of trading before our 2024 fiscal year) and the value again on April 30, 2024 (the last day of trading before our 2025 fiscal year). There was a $1 per share dividend paid in August of 2024.

(8)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	On July 13, 2022, Dr. Thomas McClelland was named Interim President and Chief Executive Officer of the Company. On January 17, 2023, Dr. McClelland was named as the Company’s President and Chief Executive Officer.
(2)	On July 8, 2022, Dr. Stanton Sloane resigned as President and Chief Executive Officer and as a member of the Board of Directors of the Company. Dr. Sloane served as President and Chief Executive Officer during a portion of fiscal year 2023.

PEO Actually Paid Compensation Amount	$ 2,195,218	$ 1,303,115	$ 653,384
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to the Company’s Principal Executive Officer, former Principal Executive Officer and Non-PEO Named Executive Officers, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for the Company’s Principal Executive Officer, former Principal Executive Officer and Non-PEO Named Executive Officers:
	SCT Total for Covered Year	Stock Awards Deducted	Total Equity Awards [Adjustments] (a)	Total CAP
	A	B	C	A- (B) + C
PEO
2025 (McClelland)	$826,168	$475,500	$1,844,550	$2,195,218
2024 (McClelland)	$688,930	$345,500	$959,685	$1,303,115
2023 (Sloane)	$653,384	$0	$0	$653,384

Average Non-PEO NEOs
2025	$736,244	$221,869	$711,778	$1,226,153
2024	$506,638	$103,650	$352,213	$755,201
2023	$417,947	$154,438	$140,148	$403,657
(a)	The amounts deducted or added in calculating the “Total Equity Awards Adjustment” are as follows:
Covered Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year over Year
Change in Fair
Value as of
Covered Year End
(as Compared to
Prior Year End) of
Outstanding and
Unvested Equity
Awards Granted
in Prior Years and
Outstanding and
Unvested as of
Covered Year End
		($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Total Equity Award Adjustments ($)
PEO
2025 (McClelland)	$930,000	$454,950	$459,600	$1,844,550
2024 (McClelland)	$480,000	$237,390	$242,295	$959,685
2023 (McClelland)	$326,750	$(2,363)	$(1,181)	$323,206
2023 (Sloane)	$0	$0	$0	$0
Average Non-PEO NEOs
2025	$406,875	$126,211	$178,692	$711,778
2024	$144,000	$117,985	$90,228	$352,213
2023	$142,953	$(1,920)	$(886)	$140,148

Non-PEO NEO Average Total Compensation Amount	$ 736,244	506,638	417,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,226,153	755,201	403,657
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to the Company’s Principal Executive Officer, former Principal Executive Officer and Non-PEO Named Executive Officers, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the “compensation actually paid” amounts reported above for the Company’s Principal Executive Officer, former Principal Executive Officer and Non-PEO Named Executive Officers:
	SCT Total for Covered Year	Stock Awards Deducted	Total Equity Awards [Adjustments] (a)	Total CAP
	A	B	C	A- (B) + C
PEO
2025 (McClelland)	$826,168	$475,500	$1,844,550	$2,195,218
2024 (McClelland)	$688,930	$345,500	$959,685	$1,303,115
2023 (Sloane)	$653,384	$0	$0	$653,384

Average Non-PEO NEOs
2025	$736,244	$221,869	$711,778	$1,226,153
2024	$506,638	$103,650	$352,213	$755,201
2023	$417,947	$154,438	$140,148	$403,657
(a)	The amounts deducted or added in calculating the “Total Equity Awards Adjustment” are as follows:
Covered Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year over Year
Change in Fair
Value as of
Covered Year End
(as Compared to
Prior Year End) of
Outstanding and
Unvested Equity
Awards Granted
in Prior Years and
Outstanding and
Unvested as of
Covered Year End
		($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Total Equity Award Adjustments ($)
PEO
2025 (McClelland)	$930,000	$454,950	$459,600	$1,844,550
2024 (McClelland)	$480,000	$237,390	$242,295	$959,685
2023 (McClelland)	$326,750	$(2,363)	$(1,181)	$323,206
2023 (Sloane)	$0	$0	$0	$0
Average Non-PEO NEOs
2025	$406,875	$126,211	$178,692	$711,778
2024	$144,000	$117,985	$90,228	$352,213
2023	$142,953	$(1,920)	$(886)	$140,148

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and TSR

The compensation actually paid to our Principal Executive Officer (and former Principal Executive Officer) and the average amount of compensation actually paid to our non-PEO Named Executive Officers during the periods presented are not directly correlated with TSR. We do utilize several performance criteria to align executive compensation with our performance, but those performance measures, do not include TSR. For example, as described in more detail above in the section “Narrative to Summary Compensation Table – Short-Term Incentive Bonus Program” and “- Long-Term Incentives,” part of the compensation our Named Executive Officers are eligible to receive consists of discretionary annual cash bonuses and long-term equity awards which have performance criteria based upon consolidated bookings, revenue, operating income and certain other metrics designed to provide appropriate incentives to achieve corporate goals and to reward our executives for individual achievement towards these goals. We believe these bonus opportunities and equity awards align our Named Executive Officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our Named Executive Officers to continue in our employment for the long-term

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

From fiscal 2023 to fiscal 2024 and fiscal 2025, the Company’s net loss reversed from a loss of ($5,501 million) to income of $5,594 million and $12,134 million respectively, however the compensation actually paid for our Principal Executive Officer only increased slightly, as did the average amount of compensation actually paid to our non-PEO Named Executive Officers. Furthermore, these increases were related to the increase in value regarding the outstanding RSU and PSU awards given the Company’s stock price more than doubled from April 2024 to April 2025. Our Named Executive Officers received grants of PSUs in fiscal 2024 and fiscal 2025. These PSU awards are subject to consolidated Company performance criteria and are intended to incentivize our management (including our Named Executive Officers) to continue improving the Company’s financial performance

Total Shareholder Return Amount	$ 178.56	89.39	70.2
Net Income (Loss)	$ 23,686,000	$ 5,594,000	$ (5,501,000)
PEO Name	Dr. Thomas McClelland	Dr. Thomas McClelland	Dr. Stanton Sloane
Additional 402(v) Disclosure	Cumulative Total Share Return (“TSR”) represents the measurement period value of an investment of $100 in our stock on April 29, 2022 (the last day of trading before our 2023 fiscal year), the value again on April 28, 2023 (the last day of trading before our 2024 fiscal year) and the value again on April 30, 2024 (the last day of trading before our 2025 fiscal year). There was a $1 per share dividend paid in August of 2024.
(8)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Thomas McClelland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 826,168	$ 688,930	$ 658,320
PEO Actually Paid Compensation Amount	655,878	477,788	305,320
Stanton Sloane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	653,384
PEO Actually Paid Compensation Amount	0	0	653,384
Oleandro Mancini and Steven Bernstein [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	736,244	506,638	417,947
Non-PEO NEO Average Compensation Actually Paid Amount	391,429	335,898	263,509
PEO | Thomas McClelland [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,844,550	959,685	323,206
PEO | Thomas McClelland [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	475,500	345,500
PEO | Thomas McClelland [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	930,000	480,000	326,750
PEO | Thomas McClelland [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	454,950	237,390	(2,363)
PEO | Thomas McClelland [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	459,600	242,295	(1,181)
PEO | Stanton Sloane [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stanton Sloane [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stanton Sloane [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stanton Sloane [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stanton Sloane [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	711,778	352,213	140,148
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,869	103,650	154,438
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	406,875	144,000	142,953
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,211	117,985	(1,920)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 178,692	$ 90,228	$ (886)